Supplementary Information to Statements of Operations (Tables)	12 Months Ended
Dec. 31, 2024
Supplementary Information to Statements of Operations [Abstract]
Schedule of Financial Expenses	Financial expenses:
	Year ended December 31,
	2024	2023	2022

Financial expenses:
In respect of interest loans and bank fees	(197)	(402)	(306)
Other (mainly foreign currency differences)	58	(39)	(341)

	(139)	(441)	(647)

	$(139)	(441)	$(647)

Schedule of Net Earnings Per Share	Net earnings per share:
	Year ended December 31,
	2024	2023	2022
1. Numerator:
Income (loss)	$2,300	2,005	$1,276

Net income (loss) available to Ordinary shareholders	$2,300	2,005	$1,276

2. Denominator (in thousands):

Basic weighted average Ordinary shares outstanding (in thousands)	5,756	5,727	5,550
Diluted weighted average Ordinary shares outstanding (in thousands)	5,887	5,905	5,589

Basic income (loss) per share	$0.40	0.35	$0.23
Diluted income (loss) per share	$0.39	0.34	$0.23